Schedule II - Valuation and Qualifying Accounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for Uncollectible Accounts Receivable
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 930	$ 1,199	$ 1,146
Charged to Expenses	1,441	776	1,167
Charged to Other Accounts	133	216	205
Deductions	1,644	1,261	1,319
Balance at End of Period	860	930	1,199
Allowance for Uncollectible Accounts Receivable | Long-term device installment plan receivable
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	165	260
Balance at End of Period	127	165	260
Valuation Allowance for Deferred Tax Assets
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	2,741	3,293	2,473
Charged to Expenses	402	251	765
Charged to Other Accounts	8	112	273
Deductions	891	915	218
Balance at End of Period	$ 2,260	$ 2,741	$ 3,293